Income Taxes - Schedule of Income Tax Reconciliation (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Federal income tax at statutory rates (percentage)	(34.00%)	(34.00%)
Change in deferred tax assets valuation allowance (percentage)	35.90%	39.80%
Deferred state taxes (percentage)	(3.50%)	(3.80%)
Non-deductible expenses: [Abstract]
Meals and entertainment (percentage)	0.20%	0.10%
Other (percentage)	1.40%	(2.10%)
Income taxes (benefit) at effective rates (percentage)	0.00%	0.00%